SHARE-BASED COMPENSATION: - Share-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expenses	$ 78,515	$ 12,596	$ 15,329
Share-based compensation expense relating to our discontinued operations		2,168	2,507
Unrecognized share-based compensation expense	$ 64,218
Unrecognized share-based compensation expense to be recognized over the average remaining vesting period	2 years 10 months 20 days
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expenses	$ 1,217	316	176
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expenses	24,419	3,881	3,862
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expenses	16,807	4,692	4,683
General and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expenses	$ 36,072	$ 3,707	$ 6,608